Bank overdrafts and short-term borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Bank Overdrafts And Short Term Borrowings [Abstract]
Schedule of Bank Overdrafts and Short-term Borrowings

Bank overdrafts and short-term borrowings as at December 31, 2024 and 2023 are analysed as follows:

	31/12/24	31/12/23
Bank overdrafts	3,328	2,037
Borrowings related to a recourse factoring agreement	10,665	10,752
Borrowings secured with trade receivables not part of factoring agreement	8,734	9,282
Borrowings unsecured	600	763
Total	23,327	22,834

Summary of Weighted Average Interest Rates on Bank Overdrafts and Short-Term Borrowings

The weighted average interest rates on the bank overdrafts and short-term borrowings for the years ended December 31, 2024 and 2023 are as follows:

	2024	2023
Bank overdrafts	7.02%	7.81%
Borrowings	6.37%	5.65%